Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as contingent assets and liabilities, as of the date of the consolidated financial statements and the reported amounts of revenue and expenses for the reporting periods then ended. Actual results could vary from the estimates and assumptions that were used. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from those estimates and assumptions. Significant changes, if any, in those estimates and assumptions will be reflected in the consolidated financial statements in future periods.

Significant estimates embedded in the consolidated financial statements include, but not limited to, revenue recognition, impairment analysis of goodwill, depletion of salt reserves, and impairment of long-lived assets and finite-lived intangible assets.

Revenue Recognition

Revenue Recognition

Nature of Revenue Source - The Company manufactures and sells a range of branded and private label evaporated salt products to nationwide retailers, pharmaceutical companies, foodservice operators, and independent distributors. When the Company enters into a sale arrangement with a customer, it believes it is probable that it will collect substantially all the consideration to which it will be entitled in exchange for the goods that will be transferred to the customer. The Company’s customer contracts identify the product, quantity, price, payment terms, and final delivery terms. Payment terms sometimes include early-pay discounts. Although some payment terms may be extended, no terms beyond one year are granted at contract inception.

The Company determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue Recognition - Revenue is recognized at the point in time when control is transferred to the customer. In general, control transfers to a customer when the product is shipped or delivered to the customer based upon applicable shipping terms, as the customer can direct the use and obtain substantially all the remaining benefits from the product at this point in time. The Company’s revenue is reported as net revenue and is measured as the determinable transaction price, net of any variable consideration such as discounts, sales incentives, rights to return product, and any taxes collected from customers and remitted to governmental authorities.

Performance Obligations - A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The contract’s transaction price is allocated to the performance obligations and recognized as revenue when the performance obligations are satisfied. Substantially all our contracts are of a short-term nature and contain a single performance obligation. Shipping and handling costs associated with outbound freight, including shipping and handling costs after control over a product is transferred to a customer are accounted for as a fulfillment cost as incurred and are not considered to be a separate performance obligation. Shipping and handling costs recorded as a component of cost of revenues were approximately $9.5 million and $9.6 million for the years ended December 31, 2025 and 2024, respectively.

Contract Estimates - Most contracts include some form of variable consideration. The most common forms of variable consideration include discounts, rebates, and sales returns and allowances. Variable consideration is treated as a reduction in revenue when product revenue is recognized. The Company uses the most likely amount method to determine the variable consideration. The Company believes there will not be significant changes to estimates of variable consideration when any related uncertainties are resolved with customers. The Company reviews and updates its estimates and related accruals of variable consideration each reporting period based on the terms of the agreements, historical experience, and any recent changes in the market. Any uncertainties in the ultimate resolution of variable consideration due to factors outside of the Company’s influence are typically resolved within a short timeframe therefore not requiring any additional constraint on the variable consideration.

Approximately 99% of the Company’s revenue are generated from North America, and 93% of which is from domestic sales for the years ended December 31, 2025 and 2024. The Company offers customers limited right of return for its non-conforming products in the event of defects. Customer remedies may include either a cash refund or product exchange. Accordingly, the estimated right of return and related refund liability is recorded as a reduction in revenue. Return estimates are reviewed and updated in each reporting period based on historical sales and return experiences. Contract asset and liability balances as of December 31, 2025 and 2024 are immaterial.

Cost of Revenue

Cost of Revenue

Cost of revenue reflects the costs to produce our products, which primarily consists of labor, employee benefits, materials, depreciation and depletion, shipping and handling, and overhead. Cost of revenue is capitalized in inventory and expensed when control is transferred to the customer.

Accounts Receivable, net and Allowance for Expected Credit Losses

Accounts Receivable, net and Allowance for Expected Credit Losses

Accounts receivable, net of allowance are uncollateralized customer obligations billed under contract terms. Accounts receivables are stated at their net realizable value. The Company estimates an allowance for credit losses based upon the evaluation of several factors including related ages of past due receivables, customer type, customer credit worthiness, knowledge of a customer’s financial conditions, historical collection experience, current economic factors, and other factors relevant to assessing the expected credit losses. The Company records uncollectible amounts against the allowance for credit losses once management determines the amount to be uncollectible.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash on deposit and all highly liquid investments and securities with maturities of three months or less at the time of purchase to be considered cash equivalents. The Company maintains its cash and cash equivalents in accounts in various banks and financial institutions.

Concentration of Credit and Customer Risk

Concentration of Credit and Customer Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist of cash and accounts receivable.

Cash balances at various times during the year may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company monitors the credit ratings of financial institutions where its cash deposits are held, and has not incurred any losses related to such deposits.

The Company can, at times, be subject to a concentration of credit risk with respect to outstanding accounts receivable. The Company’s customers are located throughout the United States through various channels including national retail chains, pharmaceutical companies, food service operators, and independent distributors. Although the Company generally grants credit without collateral, management believes that its contract acceptance, billing and collection policies are adequate to minimize material credit risk. The Company has one major customer which accounted for over 10% of accounts receivable as of December 31, 2025 and December 31, 2024. The Company also has one major customer, which accounts for over 10% of revenue for the years ended December 31, 2025 and December 31, 2024.

Inventories and Other Inventories

Inventories and Other Inventories

Salt is reported as inventory at the point in time it is extracted from the brine well. Salt inventories, packaging, supplies, and maintenance materials are valued at the lower of cost or net realizable value, with cost determined on standard costing method. Substantially all costs associated with the production of finished goods, such as labor, supplies, equipment cost, inbound freight and overhead (including depletion of salt reserves), are captured as inventory costs.

Maintenance materials are expensed as consumed or capitalized into plant, property and equipment if it meets the criteria of a capital expenditure. Additionally, maintenance materials that are not expected to be used in the next twelve months from the balance sheet date are recorded as other inventories in the Consolidated Balance Sheets.

Management monitors inventory levels and adjusts valuation for slow-moving, shrinkage, obsolescence, and markdowns. The Company accounts for slow-moving or obsolete inventory that is established based on management’s estimates of the net realizable value of the related products at the end of each reporting period.

Plant, Property and Equipment, Net

Plant, Property and Equipment, Net

Property and equipment is stated at cost less accumulated depreciation and depletion. Expenditures for renewals and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are charged to expense. When depreciable properties are retired or sold, the cost and related accumulated depreciation is eliminated from the accounts and any resulting gain or loss is reflected in the Company’s Consolidated Income Statements. Depreciation is provided using the straight- line method, based on the useful lives of assets which range from three to twenty years.

Plant, property and equipment also includes salt reserves, which consist of brine fields and underground salt bed owned by the Company. Salt reserves are depleted on a units-of-production basis based on the estimated annual consumption as extraction of reserves takes place.

The following table summarizes the estimated useful lives of the Company’s different classes of plant, property and equipment:

Years
Buildings and improvements	10 - 20
Machinery and equipment	3 -14

Construction in Process (CIP) represents the accumulated costs of construction and development for assets that are not yet completed and ready for their intended use. CIP is recorded as plant, property and equipment in the consolidated financial statements and is not depreciated until the asset is placed into service. Borrowing costs are recognized, as an expense, in the period in which they are incurred, except to the extent that they are capitalized. Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset when it is probable that they will result in future economic benefits to the entity and that the costs can be measured reliably. The Company capitalized interest cost of $0.2 million for both years ended December 31, 2025 and 2024. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss.

Leases

Leases

The Company determines if an arrangement is a lease at its inception. In certain of the Company’s lease arrangements, judgment is required in determining if a contract contains a lease. For these arrangements, there is judgment in evaluating if the arrangement involves an identified asset that is physically distinct or whether the Company has the right to substantially all of the capacity of an identified asset that is not physically distinct. In arrangements that involve an identified asset, there is also judgment in evaluating if the Company has the right to direct the use of that asset.

The Company determines whether an arrangement is or contains a lease, its classification, and its term at the lease commencement date. The Company leases office space, warehouses, and equipment under non-cancelable operating and finance leases. A lease is classified as a finance lease if it transfers ownership, includes a purchase option reasonably certain to be exercised, covers a major portion of the asset’s economic life, has payments that approximate substantially all of the asset’s fair value, or involves an asset of specialized nature. Leases with a term greater than one year will be recognized on the Consolidated Balance Sheets as right-of-use (ROU) assets, current lease liabilities, and if applicable, long-term lease liabilities. The Company includes renewal options to extend the lease term where it is reasonably certain that it will exercise these options. Lease liabilities and the corresponding ROU assets are recorded based on the present values of lease payments over the lease term. The interest rate implicit in the Company’s leases are not readily determinable. As such, the Company uses its incremental borrowing rate as the discount rate, which approximates the interest rate at which the Company could borrow on a collateralized basis with similar terms and payments and in similar economic environments. The Company’s leases have remaining terms ranging from 1 to 5 years, with some of those leases including options that grant the Company the ability to renew or extend the lease term. When determining the lease term, the Company does not include periods covered by the renewal options unless they are reasonably certain to exercise such renewal options.

Leases with an initial term of 12 months or less are not recorded on the Consolidated Balance Sheets. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company accounts for lease and non-lease components, principally common area maintenance for its facilities leases, as a single lease component for its facilities leases. Variable lease costs represent additional expenses incurred by the Company that are not included in the lease payment. Variable lease costs include maintenance charges, taxes, insurance, and other similar costs, and are recorded within cost of revenue and selling, general and administrative expense on the Consolidated Income Statements for the years ended December 31, 2025 and 2024.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs are amortized using the effective interest method over the term of the related borrowing agreement and the amortization is included in interest expense within the Consolidated Income Statements. The unamortized portion of deferred financing fees associated with long-term borrowings are shown netted against the Company’s outstanding long-term debt.

Environmental Cost

Environmental Cost

Environmental costs, other than those of a capital nature, are accrued at the time when exposure becomes known, and costs can be reasonably estimated. Costs are accrued based upon management’s estimates of all direct costs. Amounts accrued for environmental matters were not material as of December 31, 2025 and 2024.

Asset Retirement Obligations

Asset Retirement Obligations

Legal obligations associated with the retirement of long-lived assets are reflected at their estimated fair value, with a corresponding charge to cost of goods sold, at the time they are incurred. Asset retirement obligations (ARO) primarily consist of spending estimates related to capping brine wells and support facilities in accordance with federal and state reclamation laws as defined by each mining permit. The Company estimates and records the fair value of a liability for an asset retirement obligation in the period in which it is incurred and a corresponding increase in the carrying amount of the related long- lived asset. The liability is accreted to its present value each period and the capitalized cost is amortized using the units-of-production method over estimated recoverable reserves upon commencement of salt extraction. The amortized cost is included in the cost of revenue in the Consolidated Income Statements.

Finite-lived Intangible Assets and Long-lived Assets

Finite-lived Intangible Assets and Long-lived Assets

Finite-lived intangible assets acquired by the Company are initially recorded at fair value and amortized using the straight-line method to distribute the initial value of the assets over the estimated useful lives, which management has determined to be fifteen years.

The Company reviews long-lived assets including right-of-use assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the use and eventual disposition of the asset. If such assets are considered impaired, the impairment recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

There were no impairment indicators of long-lived assets or finite-lived intangibles for the years ended December 31, 2025 and 2024.

Goodwill

Goodwill

Goodwill consists of the excess cost of an acquired business over the fair market value of the underlying net assets. We review goodwill annually for impairment, or more frequently if impairment indicators arise. We do not amortize such assets.

The Company performs an annual impairment test as of October 1 of each year or more frequently if events or changes in circumstances indicate that the asset may be impaired. As our business is highly integrated and its components have similar economic characteristics, we have concluded we operate as one reporting unit at the entity level. We evaluate goodwill for potential impairment on an annual basis or when if indicators of impairment exist during the year. When we evaluate goodwill for potential impairment, generally, we first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. A qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance and other entity or reporting unit specific events. If we determine qualitatively that it is more likely than not that the fair value of a reporting unit is less than its carrying value, or if we decide to bypass the qualitative assessment, we perform a quantitative analysis. The quantitative analysis is used to identify both the existence of impairment and the amount of impairment loss by comparing the estimated fair value of a reporting unit to its carrying value. The estimated fair value is based on forward-looking estimates of performance and cash flows of our reporting unit, which are based on historical operating results, adjusted for current and expected future market conditions, as well as various internal projections and external sources. If the carrying value of the reporting unit exceeds its estimated fair value, an impairment loss would be recognized in our Consolidated Income Statements in an amount equal to the excess of the carrying value over the estimated fair value, limited to the total amount of goodwill allocated to that reporting unit.

We performed our annual impairment analysis for the years ended December 31, 2025 and 2024 and did not identify any indicators of impairment.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to $0.1 million and $0.2 million for the years ended December 31, 2025 and 2024, respectively, and are included within selling, general and administrative expenses in the Consolidated Income Statements.

Unit-based Compensation

Unit-based Compensation

The Company accounts for unit-based compensation by recording expenses using the fair value of Class B unit awards at the time of grant. In estimating the fair value of the Class B units granted, the Company utilized the option pricing model (“OPM”), in the form of a single stochastic valuation process applying the Black-Scholes Pricing Model (“BSPM”), along with the Monte-Carlo simulation model (“MCSM”). The BSPM and MCSM provide the ability to analyze financial instruments within a complex capital structure and whose values derived from variable significant inputs and assumptions along with future financial outcomes upon future events such as change of control or capital raise (such as an IPO). The application of the valuation method involves inputs and assumptions that are judgmental and highly sensitive.

The Company recognizes expenses associated with such Class B unit awards over the service period when the grant is service based. The unit-based compensation expense for performance-based Class B units is recognized when management determines that it is probable that the performance criteria is met and if and only if participant has been continuously employed by or continuously providing services to the Company from the vesting start date through the date of which the performance criteria is met. The Company’s accounting policy is to recognize forfeitures as they occur. The Company may make cash payments to repurchase vested Class B units and forfeit the unvested Class B units due to termination or departure of an employee or member of the Board of Directors. Upon the repurchase, the Company records the repurchase price (which under the terms of the grant agreements will be at fair value) as a reduction of equity, and the previously recognized compensation expenses for unvested Class B units are reversed.

Subscription Note Receivable

Subscription Note Receivable

The Company may issue Class A units to employees and receive subscription notes receivable. The subscription notes receivable is repaid through cash upon receipt of annual bonus. The notes may also be voluntarily prepaid at any time without penalty. In addition, the notes require mandatory prepayment, without premium or penalty, upon the purchaser’s receipt of any cash proceeds related to the securities, including cash distributions (other than tax distributions) or transfers of such securities, in an amount equal to the proceeds received. Subscription notes receivable is classified as a deduction from Member’s equity within the Statement of Changes in Members’ Equity.

Noncontrolling Parent Interest

Noncontrolling Parent Interest

Emerald Lake together with Emerald Lake Pearl Acquisition, LP, Emerald Lake Pearl Acquisition-A, LP, and Emerald Lake Pearl Holding LLC owns approximately 99.5% of the Class A units of the Parent Holdings through Aggregator, which holds the 1% noncontrolling parent interest in Intermediate Holdings. Net income or loss attributable to the noncontrolling parent interest on the Consolidated Income Statements represents the portion of earnings or losses attributable to the interest in our subsidiaries held by Aggregator.

Earnings per Unit (EPU)

Earnings per Unit (EPU)

As of December 31, 2025 and 2024, the Company has outstanding subscription notes receivable from members when certain Class A units were issued. The Company concluded that it 1) can cancel the Class A units if the member defaults on the subscription notes receivable and (2) intends to exercise this cancellation right. For EPU calculation purposes, the Company treats the unpaid Class A units that are issued and legally outstanding in the same manner as an option. The unpaid Class A units are issued and legally outstanding, and have the same distribution and participation rights as the paid Class A units. Basic earnings per unit for the years ended December 31, 2025 and 2024 are calculated using the two-class method. The two-class method requires an allocation of earnings to all securities (Class A and Class B units) that participate in earnings to the extent that each such security may share in the Company’s earnings. Basic earnings per unit are calculated by dividing net income attributable to Parent Holdings Class A members by the weighted average number of Class A units.

Diluted earnings per unit for the years ended December 31, 2025 and 2024 are calculated by applying the two-class method for participating securities and then incorporating the dilutive effects of other potential Class A units, determined using the treasury stock method, to arrive at the most dilutive EPU. The two-class method uses net income available to Class A members and assumes conversion of all potential units other than the participating securities. There were no dilutive securities outstanding as of December 31, 2025 and 2024.

Income Taxes

Income Taxes

The Company is a limited liability company formed under state statutes and taxed for federal and state purposes as a partnership. Therefore, Intermediate Holdings, the direct sole member of the Company, reports the Company’s taxable income or loss on the Intermediate Holdings’ respective tax return. Accordingly, no provision for income taxes has been made in the accompanying consolidated financial statements for federal and state income taxes.

The Company accounts for uncertain tax positions using a “more-likely-than-not” threshold. A tax benefit from an uncertain tax position is recognized if it is more-likely-than-not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position, or the statute of limitations concerning such issues lapses. The Company determined there were no uncertain tax provisions, interest or penalties as of December 31, 2025 and 2024. If there are any interest or penalties, they are expensed as incurred. The Company does not expect the total amount of unrecognized tax benefits to significantly change in the next 12 months.

Foreign Currency Transactions

Foreign Currency Transactions

Transactions in foreign currencies are translated into the functional currency (USD) using exchange rates prevailing at the dates of the transactions. Gains and losses on foreign currency transactions are recognized in Consolidated Income Statements.

Segment

Segment

The Company operates in one segment based upon the financial information used by its Chief Operating Decision Maker (“CODM”) in evaluating the financial performance of its business and allocating resources. The single segment represents the Company’s core business of selling salt products to its customers. See Note 18 Segment Information for further information on the Company’s reportable segment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting guidance recently adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires all public entities, including public entities with a single reportable segment, to provide, in interim and annual periods, one or more measures of segment profit or loss used by the chief operating decision maker to allocate resources and assess performance. Additionally, the standard requires disclosures of significant segment expenses and other segment items as well as incremental qualitative disclosures.

The Company adopted ASU 2023-07 effective December 31, 2024, on a retrospective basis. The adoption of 2023-07 did not change the way that the Company identifies its reportable segments and, as a result, did not have a material impact on the Company’s segment-related disclosures. Refer to Note 18 Segment Information for further information on the Company’s reportable segment.

Accounting guidance not yet adopted

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) and in January 2025, the FASB issued ASU No. 2025-01, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarified the effective date of ASU 2024-03. ASU 2024-03 will require us to disclose the amounts of purchases of inventory, employee compensation, depreciation and intangible asset amortization, as applicable, included in certain expense captions in the Consolidated Income Statements, as well as qualitatively describe remaining amounts included in those captions. ASU 2024-03 will also require us to disclose both the amount and the Company’s definition of selling expenses. ASU 2024-03 is effective for public business entities for annual periods beginning after December 15, 2026. We will adopt ASU 2024-03 in our consolidated financial statements as of and for the year ending December 31, 2027 using a prospective transition method. The Company does not expect the adoption to materially affect its consolidated financial position, results of operations, or cash flows, however anticipates incremental disclosures in our consolidated financial statements to provide greater transparency into the composition of expense line items.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). ASU 2025 amends the guidance in ASC 326 to simplify the estimation of credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The amendments allow all entities to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. Entities are required to disclose their practical expedient and accounting policy elections. The amendments are effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. We will adopt ASU 2025-5 in our consolidated financial statements as of and for the year ending December 31, 2026. We do not anticipate significant impact in adopting this standard.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”), which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. The ASU 2025-11 also addresses the form and content of such interim financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must “disclose events since the end of the last annual reporting period that have a material impact on the entity. Key improvements for the amendments include clarifying the interaction between interim reporting requirements and annual disclosure requirements; improving consistency in terminology and structure within Topic 270; correcting outdated references and aligning interim disclosure guidance with related topics across the Codification; and enhancing clarity around interim period measurement principles to reduce diversity in practice. The amendments are effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11, but does not expect the adoption to have a material effect on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”). The ASU 2025-12 addresses 33 specific issues within the FASB Accounting Standards Codification to enhance clarity, correct errors, and improve consistency and usability for all reporting entities. The amendments are effective for annual periods beginning after December 15, 2026. Early adoption is allowed on an issue-by-issue basis. We will adopt ASU 2025-12 in our consolidated financial statements as of and for the year ending December 31, 2027, but do not expect the adoption to have a material effect on our consolidated financial statements.

The Company continues to monitor new accounting pronouncements issued by the FASB and does not believe any accounting pronouncements issued through the date of this report will have a material impact on the Company’s consolidated financial statements.